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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                         Pioneer Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments 7/31/14 (unaudited)

 Principal

 Amount ($)

 CONVERTIBLE CORPORATE BOND - 0.4%

 Materials - 0.4%

 Precious Metals & Minerals - 0.4%

 4,600,000

 NR/NR

 Aquarius Platinum, Ltd., 4.0%, 12/18/15

 $

 4,416,000

 TOTAL CONVERTIBLE CORPORATE BOND

 (Cost $4,487,057)

 $

 4,416,000

 PREFERRED STOCKS - 0.6%

 Real Estate - 0.6%

 Office REIT - 0.2%

 94,999

 NR/NR

 CoreSite Realty Corp., 7.25% (Perpetual)

 $

 2,435,774

 Retail REIT - 0.0%+

 204

 NR/NR

 Wheeler Real Estate Investment Trust, Inc., 9.0%

 $

 199,920

 Specialized REIT - 0.4%

 45,810

 NR/NR

 LaSalle Hotel Properties, 7.5% (Perpetual)

 $

 1,202,971

 100,000

 NR/NR

 Pebblebrook Hotel Trust, 6.5% (Perpetual)

 2,455,000

 $

 3,657,971

 Total Real Estate

 $

 6,293,665

 TOTAL PREFERRED STOCKS

 (Cost $6,356,395)

 $

 6,293,665

 Shares

 COMMON STOCKS - 62.4%

 Energy - 1.8%

 Oil & Gas Equipment & Services - 0.5%

 80,100

 Halliburton Co.

 $

 5,526,099

 Integrated Oil & Gas - 0.5%

 44,459

 Lukoil OAO

 $

 2,472,375

 1,660,000

 PetroChina Co., Ltd.

 2,173,323

 $

 4,645,698

 Oil & Gas Exploration & Production - 0.8%

 31,673

 EOG Resources, Inc.

 $

 3,466,293

 118,791

 Southwestern Energy Co. *

 4,820,539

 $

 8,286,832

 Total Energy

 $

 18,458,629

 Materials - 3.4%

 Diversified Chemicals - 0.2%

 11,816

 PPG Industries, Inc.

 $

 2,343,822

 Fertilizers & Agricultural Chemicals - 0.3%

 27,763

 Monsanto Co.

 $

 3,139,718

 Specialty Chemicals - 0.8%

 40,133

 Ecolab, Inc.

 $

 4,355,634

 1,910

 Givaudan SA

 3,124,903

 Sika AG

 500,564

 $

 7,981,101

 Construction Materials - 0.2%

 892,000

 Indocement Tunggal Prakarsa Tbk PT

 $

 1,920,335

 Diversified Metals & Mining - 0.3%

 136,381

 MMC Norilsk Nickel OJSC (A.D.R.)

 $

 2,666,720

 Precious Metals & Minerals - 1.6%

 70,208

 Anglo American Platinum, Ltd.

 $

 3,079,228

 20,443,021

 Aquarius Platinum, Ltd.

 8,312,163

 823,552

 Royal Bafokeng Platinum, Ltd. *

 5,599,882

 $

 16,991,273

 Total Materials

 $

 35,042,969

 Capital Goods - 11.1%

 Aerospace & Defense - 2.7%

 47,705

 Honeywell International, Inc.

 $

 4,380,750

 44,615

 Huntington Ingalls Industries, Inc.

 4,056,396

 60,867

 Northrop Grumman Corp.

 7,503,075

 56,520

 Rockwell Collins, Inc.

 4,141,220

 16,338

 The Boeing Co.

 1,968,402

 33,965

 United Technologies Corp.

 3,571,420

 100,660

 Zodiac Aerospace

 3,139,529

 $

 28,760,792

 Construction & Engineering - 1.8%

 93,873

 Abengoa SA

 $

 538,849

 1,234,000

 China Railway Construction Corp., Ltd.

 1,187,266

 2,252,000

 China Railway Group, Ltd.

 1,214,216

 3,240,703

 China Singyes Solar Technologies Holdings, Ltd.

 4,735,222

 2,250,770

 China State Construction International Holdings, Ltd.

 3,980,486

 15,906

 Porr Ag

 963,988

 54,832

 Strabag SE

 1,470,356

 9,158,500

 Wijaya Karya Persero Tbk PT

 2,093,553

 232,468

 Yumeshin Holdings Co., Ltd.

 2,210,816

 $

 18,394,752

 Electrical Components & Equipment - 0.8%

 3,280,000

 Boer Power Holdings, Ltd.

 $

 3,968,329

 5,805

 Schneider Electric SE

 488,293

 1,233,500

 Zhuzhou CSR Times Electric Co, Ltd.

 4,235,515

 $

 8,692,137

 Heavy Electrical Equipment - 0.3%

 221,000

 Mitsubishi Electric Corp.

 $

 2,918,118

 Industrial Conglomerates - 0.5%

 3,320,200

 Alliance Global Group, Inc.

 $

 1,986,187

 154,520

 SM Investments Corp.

 2,820,342

 $

 4,806,529

 Construction & Farm Machinery & Heavy Trucks - 0.9%

 1,586,000

 China CNR Corp., Class H

 $

 1,312,078

 3,008,000

 CSR Corp., Ltd. *

 2,707,123

 10,876

 Cummins, Inc.

 1,516,006

 56,906

 PACCAR, Inc.

 3,543,537

 $

 9,078,744

 Industrial Machinery - 3.6%

 121,000

 Airtac International Group

 $

 1,131,128

 3,324

 Burckhardt Compression Holding AG

 1,733,307

 14,500

 FANUC Corp.

 2,511,960

 91,157

 GEA Group AG

 4,100,167

 4,659

 Georg Fischer AG

 3,075,483

 41,572

 Illinois Tool Works, Inc.

 3,424,286

 65,981

 Ingersoll-Rand Plc

 3,879,023

 160,648

 Interpump Group S.p.A.

 2,053,329

 2,597

 Interroll Holding AG

 1,621,648

 484,000

 Minebea Co., Ltd.

 5,746,043

 1,648,000

 Sarine Technologies, Ltd.

 3,751,950

 48,208

 SPX Corp.

 4,778,859

 $

 37,807,183

 Trading Companies & Distributors - 0.5%

 315,000

 Mitsui & Co., Ltd.

 $

 5,060,054

 Total Capital Goods

 $

 115,518,309

 Commercial Services & Supplies - 0.8%

 Environmental & Facilities Services - 0.3%

 1,903,000

 China Everbright International, Ltd.

 $

 2,550,341

 Security & Alarm Services - 0.2%

 2,222

 Kaba Holding AG *

 $

 1,074,249

 17,792

 Secom Co., Ltd.

 1,085,543

 $

 2,159,792

 Human Resource & Employment Services - 0.2%

 27,730

 Adecco SA

 $

 2,071,527

 Research & Consulting Services - 0.1%

 16,240

 Teleperformance

 $

 1,125,382

 Total Commercial Services & Supplies

 $

 7,907,042

 Transportation - 0.9%

 Railroads - 0.9%

 29,329

 Canadian Pacific Railway, Ltd.

 $

 5,571,044

 90,314

 CSX Corp.

 2,702,195

 10,739

 Union Pacific Corp.

 1,055,751

 $

 9,328,990

 Total Transportation

 $

 9,328,990

 Automobiles & Components - 1.9%

 Auto Parts & Equipment - 1.3%

 15,696

 Autoliv, Inc.

 $

 1,561,909

 112,260

 Brembo S.p.A.

 4,127,277

 40,524

 Leoni AG

 2,781,768

 10,658

 Montupet

 660,149

 104,800

 Stanley Electric Co., Ltd.

 2,722,909

 2,630,000

 Xinyi Glass Holdings, Ltd.

 1,546,154

 $

 13,400,166

 Automobile Manufacturers - 0.6%

 30,595

 Daimler AG

 $

 2,534,458

 544,500

 Great Wall Motor Co, Ltd.

 2,237,653

 300,180

 Tata Motors, Ltd.

 2,217,328

 $

 6,989,439

 Total Automobiles & Components

 $

 20,389,605

 Consumer Durables & Apparel - 0.4%

 Consumer Electronics - 0.1%

 10,630

 Harman International Industries, Inc.

 $

 1,153,886

 Homebuilding - 0.3%

 236,000

 Sekisui Chemical Co., Ltd.

 $

 2,827,382

 Total Consumer Durables & Apparel

 $

 3,981,268

 Consumer Services - 2.0%

 Casinos & Gaming - 0.5%

 67,504

 Grand Korea Leisure Co., Ltd.

 $

 2,789,563

 1,604,300

 Leisure & Resorts World Corp.

 245,104

 3,420,000

 Paradise Entertainment, Ltd. *

 2,380,396

 $

 5,415,063

 Hotels, Resorts & Cruise Lines - 1.0%

 433,648

 Aitken Spence Hotel Holdings Plc

 $

 276,353

 86,042

 China Lodging Group, Ltd. (A.D.R.) *

 2,146,748

 31,958

 Marriott International, Inc.

 2,068,002

 40,975

 Starwood Hotels & Resorts Worldwide, Inc.

 3,148,519

 34,609

 Wyndham Worldwide Corp.

 2,614,710

 $

 10,254,332

 Restaurants - 0.3%

 51,576

 Whitbread Plc

 $

 3,724,005

 Education Services - 0.2%

 367,763

 G8 Education, Ltd.

 $

 1,693,345

 Total Consumer Services

 $

 21,086,745

 Media - 2.0%

 Broadcasting - 0.2%

 37,881

 Atresmedia Corp de Medios de Comunicacion SA

 $

 553,955

 3,411,500

 Surya Citra Media Tbk PT

 1,119,321

 $

 1,673,276

 Cable & Satellite - 0.4%

 50,752

 Comcast Corp.

 $

 2,726,905

 1,620,836

 Dish TV India, Ltd. *

 1,562,505

 $

 4,289,410

 Movies & Entertainment - 0.9%

 90,899

 The Walt Disney Co.

 $

 7,806,406

 18,827

 Time Warner, Inc.

 1,563,018

 $

 9,369,424

 Publishing - 0.5%

 322,042

 Reed Elsevier Plc

 $

 5,186,512

 7,078

 Time, Inc.

 170,580

 $

 5,357,092

 Total Media

 $

 20,689,202

 Retailing - 1.9%

 Internet Retail - 0.5%

 26,443

 Vipshop Holdings, Ltd. (A.D.R.) *

 $

 5,435,094

 Department Stores - 0.7%

 29,100

 Macy's, Inc.

 $

 1,681,689

 47,952

 Next Plc

 5,465,963

 $

 7,147,652

 Computer & Electronics Retail - 0.2%

 12,088,000

 GOME Electrical Appliances Holding, Ltd.

 $

 2,053,352

 Specialty Stores - 0.3%

 31,959

 Tiffany & Co.

 $

 3,119,518

 Automotive Retail - 0.1%

 1,188,000

 Baoxin Auto Group, Ltd.

 $

 963,025

 Homefurnishing Retail - 0.1%

 255,779

 Howden Joinery Group Plc

 $

 1,458,961

 Total Retailing

 $

 20,177,602

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 2,990,000

 Sheng Siong Group, Ltd.

 $

 1,698,765

 Total Food & Staples Retailing

 $

 1,698,765

 Food, Beverage & Tobacco - 1.0%

 Brewers - 0.2%

 66,500

 Asahi Group Holdings, Ltd.

 $

 2,014,957

 Soft Drinks - 0.2%

 23,786

 PepsiCo., Inc.

 $

 2,095,547

 Packaged Foods & Meats - 0.6%

 105,000

 Ajinomoto Co, Inc.

 $

 1,618,776

 35,818

 Aryzta AG

 3,240,221

 3,232,088

 Indofood Sukses Makmur Tbk PT

 1,934,004

 $

 6,793,001

 Total Food, Beverage & Tobacco

 $

 10,903,505

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 127,000

 Grape King Bio, Ltd.

 $

 603,506

 16,438

 Interparfums SA

 532,358

 65,100

 Mandom Corp.

 2,392,373

 $

 3,528,237

 Total Household & Personal Products

 $

 3,528,237

 Health Care Equipment & Services - 2.5%

 Health Care Equipment - 1.1%

 26,733

 Abbott Laboratories

 $

 1,125,994

 22,464

 Becton Dickinson and Co.

 2,611,215

 14,125

 Sonova Holding AG

 2,191,102

 72,378

 St Jude Medical, Inc.

 4,718,322

 4,557

 Straumann Holding AG

 1,072,869

 $

 11,719,502

 Health Care Distributors - 0.5%

 71,113

 Cardinal Health, Inc.

 $

 5,095,246

 Health Care Services - 0.2%

 14,470

 Fresenius SE & Co. KGaA

 $

 2,167,092

 Health Care Facilities - 0.4%

 32,445

 Al Noor Hospitals Group Plc

 $

 556,028

 31,413

 Apollo Hospitals Enterprise, Ltd.

 522,439

 262,532

 Fortis Healthcare, Ltd. *

 508,709

 39,617

 Orpea

 2,597,500

 $

 4,184,676

 Managed Health Care - 0.3%

 38,460

 Aetna, Inc.

 $

 2,981,804

 Total Health Care Equipment & Services

 $

 26,148,320

 Pharmaceuticals, Biotechnology & Life Sciences - 4.7%

 Biotechnology - 0.6%

 34,618

 Actelion, Ltd.

 $

 4,171,288

 17,397

 Vertex Pharmaceuticals, Inc. *

 1,546,767

 $

 5,718,055

 Pharmaceuticals - 2.6%

 4,392,000

 China Animal Healthcare, Ltd.

 $

 2,883,966

 89,442

 Glenmark Pharmaceuticals, Ltd.

 969,321

 98,618

 Johnson & Johnson

 9,870,676

 19,017

 Roche Holding AG

 5,523,363

 25,394

 Sanofi

 2,664,031

 291,676

 Strides Arcolab, Ltd.

 3,178,546

 163,395

 Sun Pharmaceutical Industries, Ltd.

 2,129,755

 $

 27,219,658

 Life Sciences Tools & Services - 1.5%

 59,092

 Gerresheimer AG

 $

 4,072,708

 21,107

 Lonza Group AG

 2,344,413

 77,453

 Thermo Fisher Scientific, Inc.

 9,410,540

 $

 15,827,661

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 48,765,374

 Banks - 6.8%

 Diversified Banks - 6.7%

 404,290

 Akbank TAS

 $

 1,594,226

 2,547,376

 Alpha Bank AE *

 2,031,822

 161,610

 Banco de Sabadell SA

 523,235

 175,801

 Bank of Baroda

 2,507,378

 192,744

 Bankinter SA

 1,656,742

 1,985,535

 BDO Unibank, Inc.

 4,125,343

 47,086

 BNP Paribas SA

 3,104,791

 121,936

 Erste Group Bank AG

 3,126,567

 2,008,620

 First Gulf Bank PJSC

 9,899,028

 70,059

 Hana Financial Group, Inc.

 2,821,032

 2,409,956

 Hatton National Bank Plc

 3,145,517

 54,474

 ICICI Bank, Ltd. (A.D.R.)

 2,724,789

 822,860

 Metropolitan Bank & Trust Co.

 1,618,740

 1,154,400

 Mitsubishi UFJ Financial Group, Inc.

 6,833,343

 1,118,989

 National Bank of Greece SA *

 3,525,297

 1,080,629

 National Development Bank Plc

 1,789,911

 347,431

 Nordea Bank AB

 4,651,634

 48,301

 Qatar National Bank SAQ

 2,401,121

 101,000

 Sumitomo Mitsui Financial Group, Inc.

 4,134,813

 94,100

 The Siam Commercial Bank PCL

 520,342

 473,200

 The Siam Commercial Bank PCL

 2,614,046

 203,125

 Turkiye Halk Bankasi AS

 1,522,130

 556,738

 Turkiye Is Bankasi

 1,544,537

 649,527

 Turkiye Vakiflar Bankasi Tao

 1,516,504

 United Overseas Bank, Ltd.

 2,819

 $

 69,935,707

 Regional Banks - 0.1%

 34,139

 First Republic Bank

 $

 1,594,974

 Total Banks

 $

 71,530,681

 Diversified Financials - 5.7%

 Specialized Finance - 0.9%

 133,218

 Bolsas y Mercados Espanoles SA

 $

 6,053,037

 53,318

 CBOE Holdings, Inc.

 2,584,323

 21,400

 Chailease Holding Co, Ltd.

 56,190

 216,372

 Power Finance Corp, Ltd.

 961,075

 $

 9,654,625

 Consumer Finance - 1.9%

 67,174

 American Express Co.

 $

 5,911,312

 71,553

 Bajaj Finance, Ltd.

 2,608,356

 188,718

 Discover Financial Services, Inc.

 11,523,121

 $

 20,042,789

 Asset Management & Custody Banks - 2.6%

 142,181

 Aberdeen Asset Management Plc

 $

 986,881

 343,809

 KKR & Co LP

 7,880,102

 18,665

 Leonteq AG

 3,730,866

 275,340

 The Blackstone Group LP

 8,998,111

 156,675

 The Carlyle Group LP

 5,229,812

 $

 26,825,772

 Investment Banking & Brokerage - 0.3%

 90,020

 Swissquote Group Holding SA

 $

 2,970,987

 Total Diversified Financials

 $

 59,494,173

 Insurance - 2.3%

 Life & Health Insurance - 1.0%

 122,178

 Lincoln National Corp.

 $

 6,400,905

 48,299

 Prudential Financial, Inc.

 4,200,564

 $

 10,601,469

 Multi-line Insurance - 0.8%

 83,683

 American International Group, Inc.

 $

 4,349,842

 374,614

 Aviva Plc

 3,168,294

 $

 7,518,136

 Property & Casualty Insurance - 0.3%

 557,513

 Insurance Australia Group, Ltd.

 $

 3,240,852

 Reinsurance - 0.2%

 197,988

 Korean Reinsurance Co.

 $

 2,172,355

 Total Insurance

 $

 23,532,812

 Real Estate - 4.2%

 Diversified REIT - 0.5%

 3,944,000

 Mapletree Greater China Commercial Trust

 $

 2,899,424

 147,486

 Merlin Properties Socimi SA

 1,950,994

 $

 4,850,418

 Industrial REIT - 0.6%

 2,857,000

 Mapletree Industrial Trust

 $

 3,218,375

 2,846,000

 Mapletree Logistics Trust

 2,682,230

 $

 5,900,605

 Mortgage REIT - 0.2%

 93,104

 Starwood Property Trust, Inc.

 $

 2,197,254

 Office REIT - 0.0%+

 Keppel Real Estate Investment Trust Management, Ltd.

 $

 Residential REIT - 0.0%+

 11,502

 Starwood Waypoint Residential Trust

 $

 302,388

 Retail REIT - 0.2%

 1,988,000

 Mapletree Commercial Trust

 $

 2,229,863

 74,022

 Wheeler Real Estate Investment Trust, Inc.

 348,644

 $

 2,578,507

 Specialized REIT - 1.0%

 209,948

 DiamondRock Hospitality Co.

 $

 2,573,962

 122,304

 Host Hotels & Resorts, Inc.

 2,658,889

 59,829

 LaSalle Hotel Properties

 2,081,451

 54,024

 Ryman Hospitality Properties, Inc.

 2,579,646

 $

 9,893,948

 Diversified Real Estate Activities - 0.9%

 1,496,600

 Ayala Land, Inc.

 $

 1,065,634

 277,000

 Henderson Land Development Co, Ltd.

 1,765,002

 3,633,000

 K Wah International Holdings, Ltd.

 2,645,072

 59

 Swire Pacific, Ltd.

 537,000

 The Wharf Holdings, Ltd.

 4,292,925

 $

 9,769,391

 Real Estate Operating Companies - 0.4%

 76,148

 Deutsche Wohnen AG

 $

 1,653,107

 167,056

 GAGFAH SA *

 2,926,887

 23,825

 Lifestyle Properties Development, Ltd. *

 3,214

 $

 4,583,208

 Real Estate Development - 0.4%

 91,000

 Cheung Kong Holdings, Ltd.

 $

 1,762,920

 178,330

 TAG Immobilien AG

 2,173,202

 $

 3,936,122

 Total Real Estate

 $

 44,012,562

 Software & Services - 2.7%

 Internet Software & Services - 0.6%

 9,697

 Baidu, Inc. (A.D.R.) *

 $

 2,095,037

 234,600

 Tencent Holdings, Ltd.

 3,793,021

 $

 5,888,058

 IT Consulting & Other Services - 1.6%

 83,657

 Cap Gemini SA

 $

 6,046,934

 292,000

 Fujitsu, Ltd.

 2,246,168

 138,557

 HCL Technologies, Ltd.

 3,556,732

 60,467

 Infosys, Ltd.

 3,350,386

 45,585

 Tech Mahindra, Ltd.

 1,625,306

 $

 16,825,526

 Data Processing & Outsourced Services - 0.5%

 35,411

 MasterCard, Inc.

 $

 2,625,726

 911,500

 My EG Services Bhd

 818,414

 7,308

 Visa, Inc.

 1,542,061

 $

 4,986,201

 Total Software & Services

 $

 27,699,785

 Technology Hardware & Equipment - 3.3%

 Communications Equipment - 0.1%

 14,545

 Harris Corp.

 $

 992,987

 Computer Hardware - 0.8%

 66,136

 Apple, Inc.

 $

 6,320,618

 2,900,000

 Inventec Corp.

 2,563,649

 $

 8,884,267

 Computer Storage & Peripherals - 0.1%

 39,481

 Logitech International SA

 $

 577,748

 Electronic Equipment Manufacturers - 0.8%

 1,510,000

 Chroma ATE, Inc.

 $

 3,980,947

 93,800

 Hitachi High-Technologies Corp.

 2,511,931

 18,721

 Ingenico

 1,889,626

 $

 8,382,504

 Electronic Components - 1.1%

 165,600

 Alps Electric Co, Ltd.

 $

 2,304,781

 649,000

 Everlight Electronics Co, Ltd.

 1,457,028

 4,700

 Keyence Corp.

 2,042,486

 41,000

 Largan Precision Co, Ltd.

 3,168,163

 23,100

 Murata Manufacturing Co., Ltd.

 2,205,434

 $

 11,177,892

 Office Electronics - 0.4%

 60,132

 Neopost SA

 $

 4,217,633

 Total Technology Hardware & Equipment

 $

 34,233,031

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductor Equipment - 0.6%

 112,800

 Ulvac, Inc.

 $

 2,244,948

 16,028,000

 Xinyi Solar Holdings, Ltd.

 4,545,749

 $

 6,790,697

 Semiconductors - 1.0%

 77,179

 Avago Technologies, Ltd.

 $

 5,354,679

 685,000

 Epistar Corp.

 1,485,799

 776,000

 Radiant Opto-Electronics Corp.

 3,214,219

 $

 10,054,697

 Total Semiconductors & Semiconductor Equipment

 $

 16,845,394

 Telecommunication Services - 0.3%

 Wireless Telecommunication Services - 0.3%

 841,996

 Idea Cellular, Ltd.

 $

 2,160,482

 306,816

 Vodafone Group Plc

 1,021,567

 $

 3,182,049

 Total Telecommunication Services

 $

 3,182,049

 Utilities - 1.1%

 Electric Utilities - 0.2%

 316,000

 Cheung Kong Infrastructure Holdings, Ltd.

 $

 2,227,747

 Gas Utilities - 0.6%

 1,314,000

 China Gas Holdings, Ltd.

 $

 2,535,593

 110,679

 Enagas SA

 3,682,545

 $

 6,218,138

 Independent Power Producers & Energy Traders - 0.3%

 4,802,075

 Beijing Jingneng Clean Energy Co., Ltd. *

 $

 2,024,316

 699,809

 PTC India, Ltd.

 959,478

 $

 2,983,794

 Total Utilities

 $

 11,429,679

 TOTAL COMMON STOCKS

 (Cost $625,139,862)

 $

 655,584,728

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%

 Banks - 1.1%

 Thrifts & Mortgage Finance - 1.1%

 3,000,000

 NR/B3

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 $

 3,025,482

 101,017

 NR/Caa1

 Credit Suisse First Boston Mortgage Securities Corp., 4.898%, 3/15/36 (144A)

 99,181

 3,000,000

 A-/Ba1

 GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39

 3,059,922

 2,384,000

 5.87

 B-/Ba2

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45

 2,430,714

 3,000,000

 5.57

 NR/B1

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 3,086,412

 $

 11,701,711

 Total Banks

 $

 11,701,711

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $11,322,603)

 $

 11,701,711

 CORPORATE BONDS - 7.4%

 Energy - 0.7%

 Oil & Gas Exploration & Production - 0.7%

 2,800,000

 BB+/Ba3

 Concho Resources, Inc., 7.0%, 1/15/21

 $

 2,996,000

 4,153,000

 BBB-/Baa1

 Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)

 4,300,432

 $

 7,296,432

 Total Energy

 $

 7,296,432

 Materials - 2.9%

 Diversified Chemicals - 0.2%

 2,204,000

 BB+/Ba2

 Celanese US Holdings LLC, 4.625%, 11/15/22

 $

 2,192,980

 Diversified Metals & Mining - 1.6%

 5,300,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 5,165,841

 4,900,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 5,005,139

 3,000,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 3,394,500

 3,000,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 3,394,500

 $

 16,959,980

 Gold - 1.1%

 1,700,000

 NR/Baa3

 Kinross Gold Corp., 5.125%, 9/1/21

 $

 1,751,180

 7,300,000

 NR/Baa3

 Kinross Gold Corp., 5.125%, 9/1/21

 7,519,774

 1,850,000

 BBB-/Baa3

 Kinross Gold Corp., 5.95%, 3/15/24 (144A)

 1,886,380

 $

 11,157,334

 Total Materials

 $

 30,310,294

 Capital Goods - 0.5%

 Construction & Engineering - 0.5%

 3,000,000

 BBB+/NR

 China Railway Resources Huitung, Ltd., 3.85%, 2/5/23

 $

 2,945,277

 3,000,000

 A-/A3

 CRCC Yuxiang, Ltd., 3.5%, 5/16/23

 2,852,061

 $

 5,797,338

 Total Capital Goods

 $

 5,797,338

 Transportation - 0.5%

 Airlines - 0.5%

 5,000,000

 NR/NR

 American Airlines 2013-1 Class C Pass Through Trust, 6.125%, 7/15/18

 $

 5,000,000

 Total Transportation

 $

 5,000,000

 Banks - 1.2%

 Diversified Banks - 1.2%

 7,400,000

 9.00

 NR/NR

 Banco Bilbao Vizcaya Argentaria SA, Floating Rate Note (Perpetual)

 $

 8,158,500

 EURO

 3,600,000

 4.50

 BBB/Baa2

 Santander Issuances SAU, Floating Rate Note, 9/30/19

 4,726,049

 $

 12,884,549

 Total Banks

 $

 12,884,549

 Diversified Financials - 0.4%

 Asset Management & Custody Banks - 0.4%

 3,800,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 $

 3,947,653

 Total Diversified Financials

 $

 3,947,653

 Insurance - 0.1%

 Reinsurance - 0.1%

 1,000,000

 7.28

 BB-/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 $

 1,030,300

 Total Insurance

 $

 1,030,300

 Real Estate - 0.9%

 Diversified Real Estate Activities - 0.4%

 3,600,000

 B+/B1

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 3,870,000

 Real Estate Services - 0.5%

 5,000,000

 BB-/B2

 Kennedy-Wilson, Inc., 8.75%, 4/1/19

 $

 5,356,250

 Total Real Estate

 $

 9,226,250

 Utilities - 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 700,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 $

 726,250

 1,000,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 1,037,500

 $

 1,763,750

 Total Utilities

 $

 1,763,750

 TOTAL CORPORATE BONDS

 (Cost $75,356,460)

 $

 77,256,566

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.5%

 23,329,596

 AA+/Aaa

 U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44

 $

 25,925,014

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $26,290,977)

 $

 25,925,014

 FOREIGN GOVERNMENT BONDS - 14.3%

 AUD

 36,536,000

 NR/Aaa

 Australia Government Bond, 2.75%, 4/21/24

 $

 31,831,187

 9,872,000

 BB+/Baa3

 Indonesia Government International Bond, 5.875%, 1/15/24 (144A)

 11,093,660

 9,366,000

 BB+/Baa3

 Indonesia Government International Bond, 6.75%, 1/15/44 (144A)

 11,180,662

 MXN

 251,252,300

 A/A3

 Mexican Bonos, 7.75%, 11/13/42

 21,103,730

 MXN

 157,258,985

 A/A3

 Mexican Udibonos, 4.0%, 11/15/40

 13,262,362

 NZD

 67,755,000

 AA+/Aaa

 New Zealand Government Bond, 3.0%, 4/15/20

 54,255,858

 LKR

 750,000,000

 NR/NR

 Sri Lanka Government Bonds, 10.6%, 7/1/19

 6,309,318

 $

 149,036,777

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $147,926,522)

 $

 149,036,777

 SENIOR FLOATING RATE LOAN INTERESTS - 0.1%

 Materials - 0.0%+

 Aluminum - 0.0%+

 241,257

 3.75

 BB-/Ba2

 Novelis, Inc. Georgia, Initial Term Loan, 3/10/17

 $

 241,648

 Total Materials

 $

 241,648

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 120,750

 2.73

 BB+/Ba2

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 120,901

 181,125

 3.25

 BB+/Ba2

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 181,462

 $

 302,363

 Total Technology Hardware & Equipment

 $

 302,363

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $541,565)

 $

 544,011

 Shares

 EXCHANGE TRADED FUNDS - 7.4%

 2,534,426

 Aberdeen Asia-Pacific Income Fund, Inc.

 $

 15,459,999

 62,300

 BlackRock MuniVest Fund, Inc.

 602,441

 44,100

 BlackRock MuniYield Fund, Inc.

 616,518

 145,529

 ETFS Platinum Trust *

 20,666,573

 153,904

 iShares MSCI Brazil Capped ETF

 7,464,344

 89,024

 iShares MSCI Spain Capped ETF

 3,641,972

 488,679

 PowerShares Buyback Achievers Portfolio

 21,584,951

 98,873

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 2,573,135

 32,906

 SPDR S&P Global Dividend Aristocrats ETF

 1,095,278

 151,536

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 3,200,319

 $

 76,905,530

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $73,185,866)

 $

 76,905,530

 RIGHT / WARRANT - 0.0%+

 Diversified Financials - 0.0%+

 Investment Banking & Brokerage - 0.0%+

 18,665

 Leonteq AG

 $

 160,367

 TOTAL RIGHT / WARRANT

 (Cost $0)

 $

 160,367

 PURCHASED PUT OPTIONS - 0.2%

 2,000

 S&P 500 EMINI, Put Option 8/14 @ $1,915

 $

 2,075,000

 400

 Japanese Yen Future, Put Option 8/14 @ $97.5

 260,000

 $

 2,335,000

 TOTAL PURCHASED PUT OPTIONS

 (Premiums received $2,073,767)

 $

 2,335,000

 PURCHASED CALL OPTIONS - 0.6%

 10,000

 BHP Billiton, Call Option 9/25/14 @ $36

 $

 2,694,970

 25,000

 Fortescue Metals Corp., Call Option 8/28/14 @ $4.20

 1,806,327

 5,000

 Market Vectors, Inc., Call Option 8/14 @ $51.00

 337,500

 1,000

 Amazon.com, Inc., Call Option 9/14 @ $330.00

 622,500

 900

 Visa, Inc., Call Option 9/14 @ $220.00

 184,950

 Freeport McMoran, Inc., Call Option 9/14 @ $39.00

 513,000

 TOTAL PURCHASED CALL OPTIONS

 $

 6,159,247

 (Premiums received $5,382,645)

 $

 6,159,247

 TOTAL INVESTMENT IN SECURITIES - 97.3%

 (Cost $978,063,720) (a)

 $

 1,016,318,616

 OTHER ASSETS & LIABILITIES - 2.7%

 $

 28,474,154

 TOTAL NET ASSETS - 100.0%

 $

 1,044,792,770

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2014, the value of these securities amounted to $35,224,366 or 3.4% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $978,063,720 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 61,062,454

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (22,807,558)

 Net unrealized appreciation

 $

 38,254,896

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 MXN

 Mexican Peso

 AUD

 Australian Dollar

 NZD

 New Zealand Dollar

 LKR

 Sri Lankan Rupee

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
4,416,000

$
-

$
4,416,000

 Preferred Stocks

  Real Estate

   Retail REIT

-

199,920

-

199,920

 Al Other Preferred Stocks

6,093,745

-

-

6,093,745

 Common Stocks*

  Energy

   Oil & Gas Equipment & Services

5,526,099

-

-

5,526,099

   Oil & Gas Exploration & Production

8,286,832

-

-

8,286,832

  Materials

   Diversified Chemicals

2,343,822

-

-

2,343,822

   Fertilizers & Agricultural Chemicals

3,139,718

-

-

3,139,718

   Specialty Chemicals

4,355,634

3,625,467

-

7,981,101

  Capital Goods

   Aerospace & Defense

25,621,263

3,139,529

-

28,760,792

   Construction & Farm Machinery & Heavy Trucks

5,059,543

4,019,201

-

9,078,744

   Industrial Machinery

12,082,168

25,725,015

-

37,807,183

  Transportation

   Railroads

9,328,990

-

-

9,328,990

  Automobiles & Components

   Auto Parts & Equipment

1,561,909

11,838,257

-

13,400,166

  Consumer Durables & Apparel

   Consumer Electronics

1,153,886

-

-

1,153,886

  Consumer Services

   Hotels, Resorts & Cruise Lines

9,977,979

276,353

-

10,254,332

   Cable & Satellite

2,726,905

-

-

2,726,905

   Movies & Entertainment

9,369,424

-

-

9,369,424

   Publishing

170,580

5,186,512

-

5,357,092

  Retailing

   Internet Retail

5,435,094

-

-

5,435,094

   Department Stores

1,681,689

5,465,963

-

7,147,652

   Specialty Stores

3,119,518

-

-

3,119,518

  Food, Beverage & Tobacco

   Soft Drinks

2,095,547

-

-

2,095,547

  Health Care Equipment & Services

   Health Care Equipment

8,455,531

3,263,971

-

11,719,502

   Health Care Distributors

5,095,246

-

-

5,095,246

   Managed Health Care

2,981,804

-

-

2,981,804

  Pharmaceuticals, Biotechnology & Life Sciences

   Biotechnology

1,546,767

4,171,288

-

5,718,055

   Pharmaceuticals

9,870,676

17,348,982

-

27,219,658

   Life Sciences Tools & Services

9,410,540

6,417,121

-

15,827,661

  Banks

   Diversified Banks

2,724,789

67,210,918

-

69,935,707

   Regional Banks

1,594,974

-

-

1,594,974

  Diversified Financials

   Specialized Finance

2,584,323

7,070,302

-

9,654,625

   Consumer Finance

17,434,433

2,608,356

-

20,042,789

   Asset Management & Custody Banks

22,108,025

4,717,747

-

26,825,772

  Insurance

   Life & Health Insurance

10,601,469

-

-

10,601,469

   Multi-line Insurance

4,349,842

3,168,294

-

7,518,136

  Real Estate

   Mortgage REIT

2,197,254

-

-

2,197,254

   Residential REIT

302,388

-

-

302,388

   Retail REIT

348,644

2,229,863

-

2,578,507

   Specialized REIT

9,893,948

-

-

9,893,948

  Software & Services

   Internet Software & Services

2,095,037

3,793,021

-

5,888,058

   Data Processing & Outsourced Services

4,167,787

818,414

-

4,986,201

  Technology Hardware & Equipment

   Communications Equipment

992,987

-

-

992,987

   Computer Hardware

6,320,618

2,563,649

-

8,884,267

   Semiconductors

5,354,679

4,700,018

-

10,054,697

 Al1 Other Common Stocks

-

222,758,126

-

222,758,126

 Collateralized Mortgage Obligations

-

11,701,711

-

11,701,711

 Corporate Bonds

-

77,256,566

-

77,256,566

 U.S. Government Agency Obligations

-

25,925,014

-

25,925,014

 Foreign Government Bonds

-

149,036,777

-

149,036,777

 Senior Floating Rate Loan Interests

-

544,011

-

544,011

 Exchange Traded Funds

70,036,798

6,868,732

-

76,905,530

 Right/Warrant

-

160,367

-

160,367

 Purchased Put Options

2,335,000

-

-

2,335,000

 Purchased Call Options

6,159,247

-

-

6,159,247

 Total

$
328,093,151

$
688,225,465

$
-

$
1,016,318,616

 Other Financial Instruments

 Net unrealized appreciation on Forward Foreign Currency Contracts

$
-

$
(921
)

$
-

$
(921
)

 Net unrealized appreciation on Futures Contracts

964,393

-

-

964,393

 Total Other Financial Instruments

$
964,393

$
(921
)

$
-

$
963,472

 * Level 2 securities are valued by independent pricing services using fair value factors.

 During the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Floating Rate Fund

 Schedule of Investments 7/31/2014

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 SENIOR FLOATING RATE LOAN INTERESTS - 89.8% **

 Energy - 4.6%

 Oil & Gas Drilling - 1.7%

 4,207,500

 6.00

 B+/B1

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 4,249,575

 1,750,000

 7.50

 B/B3

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 1,758,750

 2,715,625

 5.75

 B-/B3

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 2,708,271

 3,210,570

 4.50

 B+/B1

 Pacific Drilling SA, Term Loan, 6/3/18

 3,222,610

 2,000,000

 3.75

 BBB-/Baa3

 Paragon Offshore Finance Co., Term Loan, 7/16/21

 1,991,876

 $

 13,931,082

 Oil & Gas Equipment & Services - 0.4%

 700,000

 0.00

 BB/Ba1

 77 Energy, Tranche B Loan (First Lien), 6/17/21

 $

 701,094

 1,691,500

 5.75

 B+/B3

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 1,701,367

 235,636

 5.75

 B-/B2

 FTS International Inc., Initial Term Loan, 4/16/21

 238,224

 1,025,000

 5.25

 BB+/Ba1

 McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19

 1,036,531

 $

 3,677,216

 Integrated Oil & Gas - 0.5%

 1,884,154

 5.25

 BB-/Ba3

 ExGen Renewables I LLC, Term Loan, 2/5/21

 $

 1,907,706

 691,739

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 693,468

 1,368,125

 4.00

 BB-/Ba3

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 1,354,550

 $

 3,955,724

 Oil & Gas Exploration & Production - 0.9%

 1,650,000

 3.50

 B+/Ba3

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 $

 1,646,047

 2,434,741

 3.88

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 2,440,490

 3,050,000

 5.00

 B/B1

 Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18

 3,046,733

 $

 7,133,270

 Oil & Gas Refining & Marketing - 0.5%

 1,737,481

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,743,258

 795,000

 2.40

 BBB/Ba1

 Tesoro Corp., Initial Term Loan, 1/11/16

 795,994

 1,791,000

 4.25

 BB-/B1

 Western Refining, Inc., Term Loan 2013, 11/12/20

 1,799,955

 $

 4,339,207

 Oil & Gas Storage & Transportation - 0.2%

 2,034,625

 6.50

 B/B3

 Atlas Energy LP, Loan, 7/31/19

 $

 2,052,428

 Coal & Consumable Fuels - 0.4%

 195,833

 18.16

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 117,500

 1,717,083

 5.50

 B+/Ba3

 Foresight Energy LLC, Term Loan, 8/21/20

 1,734,254

 1,303,558

 7.25

 B-/B3

 Walter Energy, Inc., B Term Loan, 4/2/18

 1,237,729

 $

 3,089,483

 Total Energy

 $

 38,178,410

 Materials - 8.9%

 Commodity Chemicals - 0.6%

 2,462,329

 4.50

 BB-/Ba3

 AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21

 $

 2,484,258

 2,436,889

 4.00

 BBB-/Ba2

 Tronox Pigments BV, New Term Loan, 3/19/20

 2,440,188

 $

 4,924,446

 Diversified Chemicals - 1.4%

 3,087,349

 3.50

 BBB-/Ba1

 Eagle Spinco, Inc., Term Loan, 1/28/17

 $

 3,091,208

 2,152,997

 5.00

 B+/B2

 Nexeo Solutions LLC, Initial Term Loan, 2/26/17

 2,155,688

 1,771,613

 4.25

 BB-/B1

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 1,772,720

 729,502

 5.50

 B/B1

 Royal Adhesives & Sealants LLC, Term B Loan (First Lien), 7/31/18

 734,974

 2,227,500

 3.75

 BB/Ba3

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 2,223,992

 1,478,318

 5.00

 B+/B3

 Univar, Term B Loan, 2/14/17

 1,482,013

 $

 11,460,595

 Specialty Chemicals - 2.4%

 1,762,841

 4.50

 B+/Ba3

 Allnex Luxembourg & CY SCA, Tranche B-1 Term Loan, 10/4/19

 $

 1,767,248

 914,654

 4.50

 B+/Ba3

 Allnex Luxembourg & CY SCA, Tranche B-2 Term Loan, 10/4/19

 916,940

 2,570,184

 3.23

 BB-/B1

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 2,560,546

 1,668,342

 3.50

 BB+/Ba1

 Chemtura Corp., New Term Loan, 8/29/16

 1,673,209

 859,827

 2.70

 BB+/Ba2

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 858,645

 2,722,500

 4.00

 BB/B1

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 2,725,563

 2,028,919

 4.25

 B+/NR

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 2,040,331

 3,547,481

 4.00

 NR/B2

 PQ Corp., 2014 Term Loan, 8/7/17

 3,554,686

 1,922,548

 3.25

 BB-/B1

 Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan, 2/15/19

 1,917,742

 533,140

 1.23

 BBB-/Ba2

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 532,418

 1,489,059

 3.00

 BBB-/Ba2

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 1,487,043

 $

 20,034,371

 Construction Materials - 0.5%

 1,726,950

 3.50

 BB+/B1

 American Builders & Contractors Supply Co, Inc., Term B Loan, 4/16/20

 $

 1,719,260

 157,163

 4.25

 B/Ba3

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 157,523

 480,718

 4.25

 B/Ba3

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 481,820

 1,585,832

 4.25

 B/Ba3

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 1,589,467

 $

 3,948,070

 Metal & Glass Containers - 0.6%

 315,210

 4.00

 B+/Ba3

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 315,473

 2,960,692

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 2,972,721

 600,000

 4.25

 B/B1

 Rexam Plc, Term Loan B,  5/3/21

 600,375

 1,342,396

 4.25

 B/Ba3

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,341,977

 $

 5,230,546

 Paper Packaging - 0.7%

 1,136,809

 7.50

 B+/B2

 Caraustar Industries, Inc., Term Loan, 5/1/19

 $

 1,148,651

 1,763,914

 4.75

 B+/Ba3

 Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16

 1,774,939

 2,244,375

 4.25

 B+/NR

 Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20

 2,249,050

 250,000

 4.25

 B+/B1

 Multi Packaging Solutions, Inc., Term Loan B, 9/30/20

 250,704

 $

 5,423,344

 Aluminum - 0.5%

 268,813

 5.75

 B/B2

 Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19

 $

 261,980

 1,447,543

 3.75

 BB-/Ba2

 Novelis, Inc. Georgia, Initial Term Loan, 3/10/17

 1,449,888

 2,089,500

 5.50

 B/B2

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 2,106,477

 $

 3,818,345

 Diversified Metals & Mining - 0.9%

 4,187,188

 3.75

 BBB-/NR

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 4,180,124

 3,007,422

 4.00

 BB-/B1

 US Silica Co., Term Loan, 7/23/20

 3,016,820

 $

 7,196,944

 Steel - 0.4%

 1,005,000

 4.50

 B/B3

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 1,004,163

 982,500

 10.25

 CCC+/B1

 Essar Steel Algoma, Inc., Term Loan, 9/19/14

 986,676

 1,738,379

 4.75

 BB-/B2

 JMC Steel Group, Inc., Term Loan, 4/1/17

 1,744,854

 $

 3,735,693

 Packaging Materials- 0.2%

 1,450,000

 4.00

 B/B1

 Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21

 $

 1,444,864

 Paper Products - 0.7%

 3,465,000

 5.75

 B+/Ba2

 Appvion, Inc., Term Commitment, 6/28/19

 $

 3,501,816

 507,450

 5.25

 B/B1

 Coveris Holdings SA, USD Term Loan, 4/14/19

 514,533

 1,719,110

 4.50

 NR/NR

 Ranpak Corp., USD Term Loan, 4/10/19

 1,727,706

 $

 5,744,055

 Total Materials

 $

 72,961,273

 Capital Goods - 9.1%

 Aerospace & Defense - 3.2%

 2,635,936

 4.00

 B+/B1

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,629,963

 1,391,250

 3.50

 BBB-/Ba1

 Alliant Techsystems, Inc., Term B Loan, 10/22/20

 1,393,163

 363,284

 6.50

 NR/NR

 Cadence Aerospace LLC, Term Loan, 5/9/18

 364,949

 959,844

 4.25

 B/Ba3

 CPI International Inc., Term B Loan, 11/17/17

 960,295

 2,327,164

 5.00

 B/B2

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 2,348,993

 2,758,318

 3.75

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 2,761,076

 2,162,853

 6.25

 B+/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 2,173,668

 1,016,381

 6.48

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 980,808

 535,017

 3.48

 B-/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 514,954

 1,625,250

 5.25

 B/B2

 Sequa Corp., Initial Term Loan, 6/19/17

 1,607,982

 1,231,155

 3.25

 BB+/Ba1

 Spirit AeroSystems, Inc., Term Loan B, 9/30/20

 1,226,384

 1,054,983

 5.00

 B/B2

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 1,061,247

 1,070,181

 6.50

 B+/B1

 TASC, Inc., First Lien Term, 5/22/20

 1,048,777

 1,691,220

 5.75

 B+/Ba3

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 1,701,790

 2,276,884

 3.75

 B/Ba3

 TransDigm, Inc., Tranche C Term Loan, 2/28/20

 2,266,313

 693,000

 3.25

 BB-/Ba3

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 690,257

 2,908,135

 4.75

 B/B1

 WPP Plc, 1st Lien Term Loan, 12/21/19

 2,925,098

 $

 26,655,717

 Building Products - 2.3%

 2,686,500

 5.50

 B/B2

 Armacell International GmbH, Term Loan B (First Lien), 7/2/20

 $

 2,693,216

 2,494,551

 3.50

 BB/B1

 Armstrong World Industries, Inc., Term Loan B, 3/15/20

 2,498,059

 919,695

 4.00

 B/B2

 Interline Brands, Inc., Term Loan (First Lien), 3/12/21

 915,480

 1,979,932

 4.25

 BB-/B2

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,982,098

 1,990,000

 5.25

 BB-/B2

 Norcraft Cos. Inc., Initial Loan, 11/12/20

 1,997,462

 1,697,000

 3.75

 BB-/Ba3

 Nortek, Inc., Loan, 10/30/20

 1,699,111

 588,525

 4.00

 B/B2

 Ply Gem Industries, Inc., Tranche B Term Loan (First Lien), 1/22/21

 584,663

 2,888,175

 4.00

 B+/B1

 Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20

 2,892,559

 1,226,345

 5.00

 BB-/B2

 Summit Materials LLC, Term B Loan, 1/30/19

 1,230,562

 2,575,692

 4.25

 B+/B1

 Unifrax Corp., New Term B Loan, 12/31/19

 2,576,498

 $

 19,069,708

 Construction & Engineering - 0.4%

 2,794,075

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 2,811,538

 Electrical Components & Equipment - 0.6%

 624,894

 5.25

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 628,670

 1,995,000

 3.25

 BB+/Ba3

 Southwire Co., Term Loan, 1/31/21

 1,991,884

 2,043,716

 6.00

 B+/Ba2

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 2,062,451

 $

 4,683,005

 Industrial Conglomerates - 0.9%

 1,375,000

 4.50

 BB-/Ba3

 Doosan Infracore International Inc., Tranche B Term, 5/28/21

 $

 1,382,436

 750,000

 4.25

 B+/B2

 Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21

 746,183

 2,075,040

 4.00

 B/B1

 Milacron LLC, Term Loan, 3/12/20

 2,074,393

 3,042,012

 4.50

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 3,064,827

 $

 7,267,839

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 354,113

 3.25

 BB+/Ba1

 Manitowoc Co. Inc. (The), Term B Loan, 12/18/20

 $

 354,994

 1,185,000

 5.75

 B/Ba3

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 1,199,072

 1,729,857

 3.50

 BBB-/Ba1

 Terex Corp., Term Loan, 4/28/17

 1,732,379

 1,739,515

 4.00

 B+/B1

 Waupaca Foundry, Inc., Term Loan, 6/29/17

 1,743,325

 $

 5,029,770

 Industrial Machinery - 1.0%

 3,971,244

 4.25

 B/B1

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 $

 3,957,904

 1,047,375

 4.75

 B/B2

 STS Operating, Inc., Term Loan, 2/11/21

 1,053,266

 1,987,343

 5.75

 B+/B1

 Transtar Holding Co., Term Loan (First Lien), 10/9/18

 1,997,280

 1,395,900

 5.75

 BB-/Ba3

 Xerium Technologies, Inc., New Term Loan, 5/17/19

 1,407,679

 $

 8,416,129

 Trading Companies & Distributors - 0.1%

 817,831

 3.75

 BB/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 819,876

 Total Capital Goods

 $

 74,753,582

 Commercial Services & Supplies - 4.2%

 Environmental & Facilities Services - 1.5%

 496,222

 3.75

 B+/NR

 ADS Waste Holdings, Initial Tranche B-2, 10/9/19

 $

 494,405

 464,333

 3.25

 BB+/Baa3

 Covanta Energy Corp., Term Loan, 3/28/19

 464,719

 2,454,890

 3.00

 BBB/Ba1

 Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19

 2,466,398

 2,084,250

 6.25

 B+/B3

 Synagro Infrastructure Co., Inc., Term Loan, 6/30/20

 2,066,013

 1,477,500

 6.25

 B-/B2

 Tervita Corp., Term Loan, 5/15/18

 1,484,756

 1,576,197

 4.25

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 3/17/17

 1,577,839

 2,004,750

 5.50

 B+/B3

 Wastequip LLC, Term Loan, 8/9/19

 2,012,268

 1,981,843

 4.00

 B+/B1

 WCA Waste Corp., Term Loan, 3/23/18

 1,983,082

 $

 12,549,480

 Diversified Support Services - 0.6%

 974,869

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien) Retired 07/18/2014, 12/31/15 (c)

 $

 282,712

 502,553

 7.50

 B-/B3

 infoGroup, Inc., Term B Loan, 5/26/18

 473,238

 628,203

 3.50

 BB-/B1

 KAR Auction Services Inc., Tranche B-2 Term, 3/11/21

 627,708

 1,584,423

 6.25

 B-/B2

 Language Line LLC, Tranche B Term Loan, 6/20/16

 1,588,186

 1,741,250

 4.50

 B+/Ba3

 TMS International Corp., Term B Loan, 10/2/20

 1,751,024

 $

 4,722,868

 Security & Alarm Services - 1.4%

 497,500

 3.00

 BBB/Ba1

 Allegion US Holding Co, Inc., Tranche B Term Loan, 12/26/20

 $

 498,744

 510,885

 4.00

 B+/Ba3

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 510,246

 1,997,094

 4.00

 B+/Ba3

 Garda World Security Corp., Term B Loan, 11/1/20

 1,994,598

 3,358,314

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 3,360,937

 2,320,055

 4.25

 B+/B1

 Protection One, Inc., Term Loan (2012), 3/21/19

 2,321,505

 2,330,500

 3.25

 BB/Ba3

 The Geo Group, Inc., Term Loan, 4/3/20

 2,333,413

 $

 11,019,443

 Human Resource & Employment Services - 0.2%

 1,922,888

 3.50

 BB+/Ba2

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 1,920,485

 Research & Consulting Services - 0.5%

 3,267,000

 5.25

 NR/B1

 Sourcehov LLC, Term Loan, 4/30/18

 $

 3,296,949

 1,126,482

 5.00

 BB/B1

 Wyle, Tranche B Loan (First Lien), 5/22/21

 1,128,594

 $

 4,425,543

 Total Commercial Services & Supplies

 $

 34,637,819

 Transportation - 3.2%

 Air Freight & Logistics - 0.8%

 1,488,998

 5.00

 B/B3

 Air Medical Group Holdings, Inc., B-1 Term Loan, 6/30/18

 $

 1,494,581

 570,000

 6.50

 NR/NR

 CEVA, Dutch BV Term, 3/19/21

 558,838

 98,276

 6.50

 NR/NR

 CEVA Group Plc, Canadian Term, 3/19/21

 96,351

 541,872

 5.73

 B-/B2

 CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21

 531,458

 786,207

 6.50

 NR/B2

 CEVA Group Plc, US Term Loan, 3/19/21

 771,097

 1,707,750

 6.75

 B-/B2

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 1,713,087

 1,691,500

 5.25

 B/Ba3

 Syncreon Group BV, Term Loan, 9/26/20

 1,691,500

 $

 6,856,912

 Airlines - 1.8%

 1,600,000

 5.50

 BB-/B1

 Air Canada, Term Loan, 9/26/19

 $

 1,630,000

 3,999,600

 3.75

 BB-/Ba2

 American Airlines, Inc., Class B Term Loan, 6/27/19

 4,009,243

 2,345,101

 3.25

 BB-/Ba3

 Atlantic Aviation FBO, Inc., Term Loan (2013), 6/1/20

 2,344,808

 738,750

 3.50

 BB/Ba1

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 738,196

 1,746,000

 3.25

 BB+/Ba1

 Delta Air Lines, Inc., Term Loan, 4/20/17

 1,747,420

 1,728,125

 3.50

 BB-/Ba2

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,724,237

 898,955

 3.50

 BB-/Ba2

 US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19

 895,584

 1,498,259

 3.00

 BB-/Ba2

 US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16

 1,499,757

 $

 14,589,245

 Marine - 0.4%

 1,496,250

 6.00

 B/B2

 Floatel International AB, Tranche B Term Loan (First Lien), 5/22/20

 $

 1,505,602

 2,069,363

 5.25

 BB/Ba3

 Navios Maritime Partners LP, Term Loan, 6/27/18

 2,096,953

 $

 3,602,555

 Trucking - 0.1%

 767,045

 3.75

 BB-/Baa2

 Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21

 $

 769,202

 Marine Ports & Services - 0.1%

 849,656

 5.25

 B/B2

 SeaStar Solutions, Term Loan, 1/22/21

 $

 852,311

 Total Transportation

 $

 26,670,225

 Automobiles & Components - 3.9%

 Auto Parts & Equipment - 3.2%

 1,756,064

 4.75

 B/B2

 Affinia Group, Inc., Tranche B-2 Term Loan, 4/25/20

 $

 1,764,844

 2,183,153

 3.75

 BB/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 2,186,566

 1,366,295

 4.75

 B/B1

 Federal Mogul, Tranche C Term, 4/15/21

 1,367,320

 2,000,000

 4.75

 B+/B1

 Grede Holdings, LLC, Tranche B Loan (First Lien), 5/21/21

 2,010,834

 2,250,000

 6.00

 B/B1

 Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21

 2,283,750

 2,867,627

 5.00

 B+/B2

 HHI Holdings LLC, Additional Term Loan, 10/5/18

 2,884,655

 4,035,962

 4.25

 NR/B1

 Metaldyne LLC, Tranche B Term Loan, 12/18/18

 4,057,825

 1,924,422

 4.25

 BB-/B1

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,926,827

 2,401,830

 3.75

 BB-/Ba2

 Schaeffler Group, Tranche E Term Loan (First Lien), 5/15/20

 2,407,501

 3,579,869

 3.23

 BB-/B1

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 3,568,681

 1,858,268

 5.50

 B/Ba3

 UCI International, Inc., Term Loan, 7/26/17

 1,864,462

 $

 26,323,265

 Tires & Rubber - 0.2%

 2,175,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 2,194,031

 Automobile Manufacturers - 0.3%

 2,473,575

 3.50

 BB+/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 2,477,428

 Personal Products - 0.2%

 1,385,000

 3.50

 BB-/B1

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 $

 1,381,321

 Total Automobiles & Components

 $

 32,376,045

 Consumer Durables & Apparel - 2.4%

 Home Furnishings - 0.5%

 2,826,428

 4.25

 B+/B1

 Serta Simmons Holdings LLC, Term Loan, 10/1/19

 $

 2,831,369

 1,449,860

 3.50

 BB/Ba3

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 1,449,316

 $

 4,280,685

 Housewares & Specialties - 0.9%

 1,111,600

 2.90

 BBB-/Ba1

 Jarden Corp., Tranche B1 Term Loan, 9/30/20

 $

 1,115,764

 1,528,292

 3.75

 BB/Ba2

 Prestige Brands, Inc., Term B-1 Loan, 1/31/19

 1,533,068

 2,568,349

 4.00

 B+/B1

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 2,566,566

 2,571,186

 5.50

 B/B1

 World Kitchen LLC, U.S. Term Loan, 3/4/19

 2,590,470

 $

 7,805,868

 Leisure Products - 0.4%

 992,348

 3.75

 BB-/B1

 Bass Pro Group llc, Tranche B Term Loan (First Lien), 11/20/19

 $

 994,829

 2,028,857

 4.00

 BB-/B1

 Bombardier Recreational Products, Inc., Term B Loan, 1/30/19

 2,026,321

 $

 3,021,150

 Apparel, Accessories & Luxury Goods - 0.6%

 1,884,700

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 1,898,568

 3,083,345

 5.75

 B/B2

 Renfro Corp., Tranche B Term Loan, 1/23/19

 3,092,018

 $

 4,990,586

 Total Consumer Durables & Apparel

 $

 20,098,289

 Consumer Services - 6.7%

 Casinos & Gaming - 1.2%

 4,091,691

 4.25

 B+/B3

 CityCenter Holdings LLC, Term B Loan, 10/16/20

 $

 4,107,035

 1,136,305

 3.25

 BBB-/Ba2

 Las Vegas Sands llc, Tranche B-2 Term Loan (First Lien), 12/19/20

 1,135,062

 2,958,703

 3.50

 BB/Ba2

 MGM Resorts International, Term B Loan, 12/20/19

 2,945,143

 992,506

 3.25

 BB+/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 10/25/20

 991,266

 660,021

 3.75

 BB+/Ba2

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 662,149

 $

 9,840,655

 Hotels, Resorts & Cruise Lines - 1.8%

 2,779,000

 3.50

 NR/B1

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,769,012

 2,376,000

 4.50

 BB-/B3

 Great Wolf Resorts, Inc., Term B Loan, 8/6/20

 2,381,199

 1,278,947

 3.50

 BB+/Ba3

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 1,274,618

 1,687,250

 4.50

 B+/Ba3

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 1,690,238

 1,066,000

 4.25

 B+/Ba3

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 1,064,557

 2,600,625

 3.00

 BBB-/Baa3

 Seminole Tribe of Florida, Inc., Initial Term Loan, 4/29/20

 2,598,594

 1,980,000

 3.50

 BB+/Ba1

 Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20

 1,975,670

 1,427,071

 3.75

 NR/Ba2

 Seven Seas Cruises S de RL LLC, Term B2 Loan, 12/21/18

 1,426,179

 $

 15,180,067

 Leisure Facilities - 0.5%

 1,545,281

 3.25

 BBB-/Ba1

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 1,553,000

 2,439,240

 3.50

 BB+/Ba2

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18

 2,446,468

 $

 3,999,468

 Restaurants - 1.3%

 2,602,687

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 2,614,428

 2,017,875

 3.75

 BB-/Ba2

 DineEquity, Inc., Term B-2 Loan, 10/19/17

 2,025,861

 1,937,048

 4.00

 BB-/Ba3

 Landry's, Inc., B Term Loan, 4/24/18

 1,943,828

 1,921,642

 4.00

 B/B1

 NPC International, Inc., Term Loan, 12/28/18

 1,921,242

 2,412,963

 4.25

 B/Ba3

 PF Chang's China Bistro, Inc., Term Borrowing, 6/22/19

 2,369,730

 $

 10,875,089

 Education Services - 0.9%

 2,646,248

 3.75

 BB-/B1

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 2,643,215

 3,470,024

 5.00

 B/B2

 Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18

 3,374,598

 1,056,305

 5.75

 B+/B1

 McGraw-Hill Global Education Holdings LLC, Term B Loan Refinancing, 3/22/19

 1,067,858

 $

 7,085,671

 Specialized Consumer Services - 0.9%

 2,431,974

 4.25

 B/B1

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 2,424,374

 275,848

 3.25

 B/B1

 Allied Security Holdings LLC, Delayed Draw Term Loan (First Lien), 2/12/21

 274,986

 1,542,250

 5.00

 B+/B1

 Ascensus, Inc., Initial Term Loan (First Lien), 11/12/19

 1,549,969

 4,740,000

 4.00

 B+/B1

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 3,777,780

 $

 8,027,109

 Total Consumer Services

 $

 55,008,059

 Media - 8.0%

 Advertising - 1.0%

 1,981,821

 4.25

 B+/B1

 Acosta, Inc., Term B Loan (2013), 3/2/18

 $

 1,986,157

 0

 0.50

 NR/B1

 Advantage Sales & Marketing Inc., Delayed Draw, 7/23/21

 0

 0

 4.25

 B/NR

 Advantage Sales & Marketing Inc., Initial Term Loan, 7/23/21

 0

 2,630,629

 6.75

 B/NR

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 2,612,817

 1,773,000

 4.50

 B/B1

 Crossmark Holdings, Inc., Term Loan (First Lien), 12/20/19

 1,766,351

 1,795,605

 4.75

 B/B2

 Getty Images, Inc., Initial Term Loan, 10/18/19

 1,736,249

 $

 8,101,574

 Broadcasting - 2.5%

 1,170,000

 4.50

 B+/B1

 Catalina Holding Corp., Term B Loan, 4/9/21

 $

 1,172,925

 746,306

 3.00

 BB+/Ba1

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 743,196

 1,477,641

 2.66

 BB+/Baa3

 CSC Holdings LLC, Term B Loan, 4/17/20

 1,453,399

 1,981,424

 4.05

 B+/Ba3

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 1,987,368

 689,911

 0.00

 BB/Ba3

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 691,097

 2,142,312

 4.50

 B+/B1

 Hubbard Broadcasting, Inc., Tranche 1 Term Loan, 4/29/19

 2,153,023

 1,810,052

 4.25

 B/B2

 NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20

 1,811,750

 1,488,750

 3.25

 BB-/B1

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 1,471,071

 1,168,694

 4.50

 B/B2

 Salem Communications Corp., Term Loan, 3/13/20

 1,169,410

 722,485

 3.00

 NR/Ba1

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 715,934

 4,477,500

 4.00

 BB+/Ba3

 Tribune Co., Tranche B Term Loan (First Lien), 11/20/20

 4,479,716

 740,625

 4.00

 B+/B2

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 736,737

 1,644,258

 4.00

 B+/NR

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 1,636,036

 $

 20,221,662

 Cable & Satellite - 2.3%

 2,480,550

 3.50

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 2/14/19

 $

 2,470,213

 4,851,000

 3.00

 BB+/Ba1

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 4,753,555

 1,913,109

 3.75

 BB/Ba3

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,913,109

 448,124

 4.50

 NR/B2

 Learfield Communications, Inc., 2014 Replacement Term Loan (First Lien), 10/9/20

 449,805

 1,719,375

 4.00

 BB/Ba3

 MCC Georgia LLC, Tranche G Term Loan, 2/8/20

 1,720,436

 475,200

 3.25

 BB/Ba3

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 473,022

 2,483,860

 3.50

 BB/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 2,478,880

 750,000

 3.50

 BB-/Ba3

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 744,082

 1,336,631

 4.75

 B/Ba3

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 1,342,791

 1,207,098

 0.00

 NR/Ba3

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 1,188,130

 1,138,945

 0.00

 NR/Ba3

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 1,121,047

 733,957

 3.50

 NR/Ba3

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 722,424

 $

 19,377,494

 Movies & Entertainment - 1.5%

 2,158,012

 3.50

 BB-/Ba2

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 2,155,813

 459,014

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 459,875

 2,140,126

 3.25

 NR/Baa2

 Kasima LLC, Term Loan, 5/17/21

 2,133,439

 1,547,947

 3.50

 BB/Ba2

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,549,882

 786,763

 4.00

 B+/B1

 US Finco LLC, Term B Loan, 5/30/20

 785,534

 3,151,188

 3.75

 B+/B1

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 3,093,417

 $

 10,177,960

 Publishing - 0.9%

 767,078

 7.00

 B/B2

 Cengage Learning Acquisitions Inc., Term Loan, 3/6/20

 $

 773,598

 846,796

 4.75

 B+/B2

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 851,295

 2,686,500

 6.25

 B+/NR

 McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19

 2,715,044

 2,274,548

 3.75

 BB-/Ba3

 MTL Publishing LLC, Term B-2 Loan, 6/29/18

 2,270,283

 511,905

 8.00

 B+/B2

 Sensis, Initial Term Loan, 2/28/19

 518,943

 $

 7,129,163

 Total Media

 $

 65,007,853

 Retailing - 2.9%

 Distributors - 0.2%

 1,852,901

 4.25

 B/B2

 Spin Holdco, Inc., Initial Term Loan (First Lien), 11/14/19

 $

 1,852,901

 Department Stores - 0.2%

 1,691,511

 4.25

 B/B2

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 1,685,908

 Computer & Electronics Retail - 0.3%

 997,500

 3.75

 BB+/Ba1

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 992,512

 1,200,600

 12.00

 B-/Caa1

 Targus Group International, Inc., Term Loan, 5/24/16

 1,020,510

 $

 2,013,022

 Home Improvement Retail - 0.4%

 3,411,082

 4.50

 B/B2

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,369,866

 Specialty Stores - 0.2%

 1,975,000

 3.75

 B+/Ba3

 Michaels Stores, Inc., Term B Loan, 1/28/20

 $

 1,970,768

 Automotive Retail - 1.5%

 1,872,212

 6.00

 B+/B1

 Arc Automotive Group, Inc., Term Loan, 11/15/18

 $

 1,879,233

 566,821

 3.00

 BB+/Baa3

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 566,937

 1,995,000

 3.25

 BB+/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 1,989,115

 1,100,000

 4.00

 BB-/B1

 CS Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 1,098,625

 4,246,250

 5.75

 B+/B2

 CWGS Group LLC, Term Loan, 2/20/20

 4,288,712

 1,723,750

 3.75

 BB/Ba1

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,725,096

 493,750

 3.00

 BB/Ba1

 The Hertz Corp., Tranche B-2 Term Loan, 3/11/18

 490,510

 $

 12,038,228

 Health Care Supplies - 0.1%

 1,127,175

 4.25

 B/B1

 1-800 CONTACTS, Inc., Tranche B Term Loan, 1/9/21

 $

 1,128,232

 Total Retailing

 $

 24,058,925

 Food & Staples Retailing - 2.2%

 Drug Retail - 0.2%

 700,000

 4.50

 B/B1

 Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21

 $

 702,333

 1,241,875

 3.50

 BB-/Ba3

 Rite Aid Corp., Tranche 7 Term Loan, 2/21/20

 1,240,323

 $

 1,942,656

 Food Distributors - 1.5%

 1,566,833

 5.75

 B/B2

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,572,055

 1,485,000

 4.75

 BB-/B1

 Clearwater Seafoods LP, Term Loan B 2013, 6/26/19

 1,497,375

 3,370,477

 4.75

 B+/B1

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 3,369,072

 3,532,250

 4.25

 B+/B2

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 3,510,724

 843,625

 3.25

 BB/Ba3

 Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20

 838,427

 1,737,450

 5.00

 B+/B2

 Windsor Quality Food Company, Ltd., Term B Loan, 12/23/20

 1,733,106

 $

 12,520,759

 Food Retail - 0.5%

 4,353,266

 4.75

 BB-/NR

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 4,380,848

 Total Food & Staples Retailing

 $

 18,844,263

 Food, Beverage & Tobacco - 2.8%

 Distillers & Vintners - 0.3%

 2,475,000

 2.50

 BB+/NR

 Constellation Brands, Inc., European Term B Loan, 4/29/20

 $

 2,486,041

 Agricultural Products - 0.7%

 3,638,419

 4.50

 B/B1

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 3,639,936

 1,995,000

 3.25

 BBB-/Ba2

 Darling International, Inc., Term B USD Loan, 12/19/20

 1,994,352

 $

 5,634,288

 Food Manufacturer - 0.2%

 1,488,750

 4.50

 B/B2

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 $

 1,486,889

 Packaged Foods & Meats - 1.7%

 2,000,605

 3.50

 B+/B1

 Big Heart Pet Brands, Initial Term Loan, 2/24/20

 $

 1,977,264

 2,377,241

 5.00

 B+/B1

 GFA Brands, Inc., Term Loan, 7/9/20

 2,385,264

 1,980,000

 3.50

 BB/Ba2

 HJ Heinz Co., Term B2 Loan, 3/27/20

 1,982,475

 498,750

 6.75

 B-/NR

 Hostess Brands, Inc., Term B Loan, 2/25/20

 515,583

 1,749,252

 3.75

 BB/Ba2

 JBS USA LLC, Initial Term Loan, 5/25/18

 1,740,506

 2,712,880

 3.25

 BB/Ba3

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 2,696,111

 1,300,000

 3.75

 BB-/Ba1

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 1,306,036

 1,000,000

 0.00

 B/B1

 Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21

 998,125

 $

 13,601,364

 Total Food, Beverage & Tobacco

 $

 23,208,582

 Household & Personal Products - 2.5%

 Household Products - 1.6%

 2,326,500

 4.75

 B+/B1

 Berlin Packaging LLC, Term Loan (First Lien) 2013, 4/2/19

 $

 2,343,465

 2,580,500

 4.50

 B/B1

 Britax US Holdings, Inc., Initial Dollar Term Loan, 10/7/20

 2,440,185

 2,169,562

 4.50

 B/B1

 Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20

 2,169,562

 1,127,871

 4.50

 B/B1

 Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20

 1,127,871

 2,510,883

 3.50

 BB/Ba3

 Spectrum Brands, Inc., Tranche C Term Loan, 8/13/19

 2,513,818

 2,560,945

 4.00

 BB-/B1

 SRAM LLC, Term Loan (First Lien), 4/10/20

 2,544,407

 13,043

 4.50

 B-/B2

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 13,059

 $

 13,152,367

 Personal Products - 0.9%

 997,500

 4.25

 B/B2

 Atrium Innovations, Inc., Term Loan, 1/29/21

 $

 988,772

 250,000

 7.75

 CCC+/Caa2

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 248,906

 2,076,786

 3.50

 BB-/Ba3

 NBTY, Inc., Term B-2 Loan, 10/1/17

 2,076,526

 1,691,500

 4.00

 B+/Ba2

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 1,695,993

 2,386,292

 3.25

 B+/Ba2

 Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17

 2,388,779

 $

 7,398,976

 Total Household & Personal Products

 $

 20,551,343

 Health Care Equipment & Services - 6.2%

 Health Care Equipment - 0.4%

 1,292,786

 3.25

 BBB-/Ba2

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 1,288,880

 2,043,692

 4.00

 BB-/Ba3

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 2,045,875

 $

 3,334,755

 Health Care Supplies - 0.4%

 813,433

 3.66

 BB-/B1

 Biomet, Inc., Dollar Term B-2 Loan, 7/25/17

 $

 813,878

 2,073,969

 5.00

 B+/B1

 Immucor, Inc., Term B-2 Loan, 8/19/18

 2,085,636

 $

 2,899,514

 Health Care Services - 2.6%

 712,368

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 516,467

 891,002

 4.25

 B+/B1

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 891,559

 953,287

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 957,756

 730,922

 6.50

 NR/B1

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 740,972

 1,218,203

 6.50

 B/B1

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,234,953

 1,508,762

 4.00

 B+/Ba3

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,510,647

 2,840,985

 4.00

 BB-/Ba3

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 2,845,721

 2,977,500

 2.23

 BBB-/Baa3

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 2,981,841

 3,478,547

 6.50

 B+/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 3,486,680

 880,294

 4.75

 B/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 884,328

 769,188

 6.75

 B/B2

 National Surgical Hospitals, Inc., Term Loan, 8/1/19

 772,553

 898,870

 8.00

 NR/WR

 Rural, Term Loan, 6/30/18

 855,051

 752,628

 6.00

 B/NR

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 753,569

 250,000

 9.75

 CCC+/NR

 Surgery Center Holdings, Inc., Tranche B-2 Loan (Second Lien), 4/11/20

 250,312

 1,685,196

 4.50

 B/B1

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 1,682,036

 1,206,250

 7.25

 NR/NR

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 895,641

 $

 21,260,086

 Health Care Facilities - 1.7%

 272,387

 3.48

 BB/Ba2

 CHS, 2017 Term E Loan, 1/25/17

 $

 272,918

 1,554,206

 4.25

 BB/Ba2

 CHS, 2021 Term D Loan, 1/27/21

 1,560,034

 331,151

 2.98

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 331,185

 1,064,539

 4.50

 B/Ba3

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 1,068,365

 2,384,344

 4.00

 B+/B1

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 2,382,110

 1,712,019

 2.66

 BB-/Ba2

 LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17

 1,715,585

 1,481,288

 6.00

 B/B2

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19

 1,488,232

 196,382

 3.75

 NR/Ba2

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 196,382

 2,476,241

 6.75

 B-/B2

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,460,764

 323,231

 4.25

 B/B1

 United Surgical Partners International, Inc., Extended Term Loan, 4/19/17

 324,241

 1,779,480

 4.75

 B/B1

 United Surgical Partners International, Inc., New Tranche B Term Loan, 4/3/19

 1,785,041

 408,343

 2.40

 BB+/Ba1

 Universal Health Services, Inc., Tranche B-1 Term Loan, 11/15/16

 409,109

 $

 13,993,966

 Managed Health Care - 0.3%

 363,715

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 366,897

 264,430

 9.75

 B+/B2

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 265,422

 2,208,561

 4.25

 NR/Ba3

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 2,206,492

 $

 2,838,811

 Health Care Technology - 0.8%

 1,581,448

 4.00

 B+/Ba3

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 1,584,413

 2,455,629

 3.75

 BB-/Ba3

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 2,456,550

 984,807

 3.50

 BB-/Ba3

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 979,770

 1,315,278

 4.00

 BB+/Ba3

 MedAssets, Inc., Term B Loan, 12/13/19

 1,314,993

 $

 6,335,726

 Total Health Care Equipment & Services

 $

 50,662,858

 Pharmaceuticals, Biotechnology & Life Sciences - 3.3%

 Biotechnology - 0.4%

 3,230,495

 3.50

 BB+/Ba3

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 3,227,128

 Pharmaceuticals - 2.8%

 1,700,000

 4.50

 B+/B1

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,706,375

 997,500

 3.25

 BB+/Ba1

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 995,006

 2,424,505

 5.00

 B/NR

 Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20

 2,437,386

 1,197,000

 3.23

 BB/Ba1

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 1,193,166

 2,867,132

 3.25

 BB+/Ba3

 Jazz Pharmaceuticals, Inc., Tranche 2 Term Loan, 6/12/18

 2,871,791

 2,120,000

 4.25

 B/NR

 JLL, Initial Dollar Term Loan, 1/23/21

 2,106,750

 1,396,500

 3.50

 BB+/Ba2

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 1,391,263

 1,955,403

 4.00

 B/B1

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 1,954,354

 1,286,618

 4.25

 B/B1

 PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21

 1,275,360

 1,100,668

 3.25

 BBB-/Baa2

 RPI Finance Trust, Term B-2 Term Loan, 5/9/18

 1,102,589

 360,288

 3.25

 BBB-/Baa2

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 361,151

 2,437,500

 4.25

 BB/Ba1

 Salix Pharmaceuticals, Inc., Term Loan, 12/17/19

 2,451,591

 1,279,190

 3.75

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 1,279,510

 1,990,492

 3.75

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20

 1,988,971

 $

 23,115,263

 Life Sciences Tools & Services - 0.1%

 418,251

 4.50

 BB-/Ba3

 Catalent Pharma Solutions, Dollar Term Loan,  5/20/21

 $

 420,506

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 26,762,897

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 2,567,500

 5.00

 B+/B1

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 2,578,412

 Total Banks

 $

 2,578,412

 Diversified Financials - 3.9%

 Other Diversified Financial Services - 2.0%

 750,000

 5.50

 B+/B2

 4L Technologies Inc., Term Loan, 5/8/20

 $

 747,891

 1,491,263

 3.50

 BBB-/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 1,493,127

 475,000

 3.50

 BBB-/Ba2

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 474,915

 3,208,756

 4.50

 BBB-/B1

 Fly Funding II Sarl, Term Loan, 8/9/18

 3,236,832

 1,234,375

 6.00

 B+/B1

 Harland Clarke Holdings Corp., Tranche B-4 Term Loan, 8/17/19

 1,257,211

 1,786,500

 3.75

 BB/Ba2

 JBS USA LLC, Incremental Term Loan, 9/18/20

 1,768,635

 2,524,500

 5.00

 B/B1

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,529,759

 1,230,000

 4.50

 B+/B1

 Nord Anglia Education Finance LLC,  Initial Term Loan, 3/31/21

 1,232,306

 1,725,000

 5.00

 B/B1

 SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21

 1,733,625

 1,751,227

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,768,302

 $

 16,242,603

 Specialized Finance - 0.6%

 2,039,750

 5.75

 B/B1

 Hyperion Insurance Group, Ltd., Term Loan, 10/4/19

 $

 2,032,101

 3,150,489

 4.25

 B/B1

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 3,155,741

 $

 5,187,842

 Consumer Finance - 0.2%

 457,143

 4.00

 BBB-/B1

 Global Cash Access, Inc., Term Loan, 3/1/16

 $

 460,000

 1,301,738

 4.00

 B+/Ba3

 Trans Union LLC, 2014 Term Loan, 4/9/21

 1,300,381

 $

 1,760,381

 Asset Management & Custody Banks - 0.3%

 2,475,000

 4.50

 B/NR

 Clondalkin Acquisition BV, Term Loan, 5/28/20

 $

 2,484,281

 Investment Banking & Brokerage - 0.8%

 2,005,859

 4.50

 B/B2

 Duff & Phelps LLC, Initial Term Loan, 4/23/20

 $

 2,012,755

 2,977,500

 4.25

 NR/NR

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20

 2,979,361

 1,568,150

 3.25

 BB-/Ba2

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 1,566,974

 $

 6,559,090

 Total Diversified Financials

 $

 32,234,197

 Insurance - 1.4%

 Insurance Brokers - 0.6%

 2,126,573

 5.00

 B/B2

 AmWins Group LLC, New Term Loan (First Lien), 9/6/19

 $

 2,132,776

 1,155,330

 5.00

 B/B2

 CGSC of Delaware Holdings Corp., Term Loan (First Lien), 4/16/20

 1,127,891

 2,094,734

 4.25

 NR/B1

 USI Insurance Services LLC, Term B Loan, 12/30/19

 2,097,788

 $

 5,358,455

 Life & Health Insurance - 0.2%

 1,849,397

 3.75

 BB+/Ba2

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 1,849,952

 Multi-line Insurance - 0.3%

 2,299,179

 4.25

 B/B1

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 2,304,428

 Property & Casualty Insurance - 0.3%

 2,151,327

 5.75

 B/B2

 Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 2,162,083

 Total Insurance

 $

 11,674,918

 Real Estate - 0.8%

 Mortgage REIT's - 0.2%

 2,124,736

 3.50

 BB+/Ba3

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 2,117,100

 Diversified Real Estate Activities - 0.1%

 493,750

 2.90

 BBB-/Ba1

 CBRE Services, Inc., Tranche B Term Loan, 3/28/21

 $

 492,310

 Real Estate Services - 0.5%

 2,168,358

 4.50

 B+/B1

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 2,168,358

 1,635,299

 4.27

 B/B1

 GCA Services Group, Inc., Replacement Term Loan (First Lien), 11/1/19

 1,637,343

 $

 3,805,701

 Total Real Estate

 $

 6,415,111

 Software & Services - 4.6%

 Internet Software & Services - 0.4%

 429,310

 3.50

 BB-/Ba2

 Dealertrack Technologies, Inc., Term Loan, 2/27/21

 $

 428,974

 430,769

 6.00

 B/B1

 Vocus Inc., Delayed Draw, 5/30/21

 429,962

 569,231

 6.00

 B+/B1

 Vocus Inc., Initial Term Loan, 5/30/21

 568,163

 1,841,227

 4.00

 B/B1

 Zayo Group LLC, Term Loan, 7/2/19

 1,835,043

 $

 3,262,142

 IT Consulting & Other Services - 1.0%

 1,402,167

 3.75

 BB/Ba3

 Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19

 $

 1,406,373

 2,414,240

 4.50

 B/B1

 Deltek, Inc., Term Loan (First Lien), 10/10/18

 2,427,443

 4,000,000

 4.50

 B-/B1

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 3,997,500

 693,263

 4.50

 B+/B1

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 694,346

 $

 8,525,662

 Data Processing & Outsourced Services - 0.4%

 1,387,680

 0.00

 BB-/B1

 First Data Corp., 2018 New Dollar Term Loan, 3/24/18

 $

 1,375,250

 67,341

 4.24

 BB-/B1

 First Data Corp., 2021 New Dollar Term Loan, 3/24/21

 67,377

 1,970,100

 3.50

 BBB-/Ba1

 Genpact International, Inc., Term Loan, 8/30/19

 1,979,950

 74,438

 4.50

 B+/NR

 Ship Midco, Ltd., Additional Term Facility, 11/30/19

 74,810

 $

 3,497,387

 Application Software - 1.7%

 1,663,753

 4.25

 B+/B1

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,662,714

 2,481,250

 4.25

 BB-/B1

 Epiq Systems, Inc., Term Loan, 8/27/20

 2,487,453

 1,882,509

 8.50

 B-/B1

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 1,882,216

 1,148,746

 3.75

 B+/Ba3

 Infor., Tranche B-5 Term Loan (First Lien), 6/3/20

 1,140,849

 1,985,025

 3.75

 B/B1

 Sedgwick, Inc., Initial Term Loan (First Lien), 2/11/21

 1,951,218

 850,000

 7.50

 B+/B2

 Serena Software, Inc., Term Loan, 4/10/20

 858,146

 1,728,237

 3.50

 BBB-/Ba2

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 1,728,237

 2,188,681

 4.25

 B+/B1

 Vertafore, Inc., Term Loan (2013), 10/3/19

 2,192,785

 $

 13,903,618

 Systems Software - 0.9%

 2,895,805

 4.00

 B+/NR

 EZE Software Group LLC, Term B-1 Loan, 4/6/20

 $

 2,897,012

 500,000

 5.00

 B/B1

 MSC Software Corp., Initial Term Loan (First Lien), 5/28/20

 503,750

 1,492,500

 5.00

 B+/B1

 P2 Upstream Acquisition Co., Term Loan (First Lien), 10/30/20

 1,503,383

 1,357,598

 5.50

 B+/B1

 SafeNet, Inc., Tranche B Term Loan, 2/28/20

 1,364,385

 839,375

 5.00

 B+/B1

 Sybil Finance BV, Initial Term Loan, 3/18/20

 841,123

 $

 7,109,653

 Home Entertainment Software - 0.2%

 1,864,500

 3.25

 BBB/Baa3

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 1,864,500

 Total Software & Services

 $

 38,162,962

 Technology Hardware & Equipment - 1.3%

 Communications Equipment - 0.5%

 1,966,809

 6.50

 NR/B1

 Avaya, Inc., Replacement Term B-6 Loan, 3/31/18

 $

 1,958,204

 400,000

 3.75

 BB-/Ba2

 Ciena Corporation, Term Loan, 7/15/19

 400,125

 693,000

 2.73

 BB+/Ba2

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 693,866

 1,039,500

 3.25

 BB+/Ba2

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 1,041,437

 $

 4,093,632

 Electronic Equipment Manufacturers - 0.2%

 1,935,040

 4.75

 B/B2

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 $

 1,942,297

 Electronic Components - 0.5%

 148,875

 3.25

 BB/Baa2

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 149,270

 686,313

 6.25

 BB-/B1

 FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20

 693,176

 1,714,463

 3.25

 BB-/B1

 Generac Power Systems, Inc., Term Loan B, 5/31/20

 1,700,889

 1,394,258

 5.00

 B/B2

 Scitor Corp., Term Loan, 2/15/17

 1,380,594

 $

 3,923,929

 Technology Distributors - 0.1%

 790,002

 3.25

 BB/Ba3

 CDW LLC, Term Loan, 4/25/20

 $

 781,719

 Total Technology Hardware & Equipment

 $

 10,741,577

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductor Equipment - 0.8%

 2,413,117

 4.50

 NR/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19

 $

 2,422,668

 1,640,000

 3.50

 BB+/Ba3

 Emtegris, Inc., Term Loan B, 3/25/21

 1,628,384

 576,350

 3.25

 BBB/Baa2

 Sensata Technologies BV, Term Loan, 5/12/18

 578,511

 1,543,133

 4.75

 B+/B1

 VAT Holding AG, Term Loan, 1/28/21

 1,548,279

 $

 6,177,842

 Semiconductors - 0.6%

 4,000,000

 3.75

 BBB-/Ba1

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 3,996,864

 500,000

 4.50

 B+/Ba3

 M/A-COM Technology Solutions, Initial Term Loan, 5/7/21

 504,375

 737,337

 3.25

 BB+/Ba2

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 734,572

 $

 5,235,811

 Total Semiconductors & Semiconductor Equipment

 $

 11,413,653

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 1.4%

 2,779,000

 4.00

 BB-/Ba3

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 2,776,685

 493,750

 5.25

 B+/B2

 Integra Telecom Holdings, Inc., Term B Loan, 2/22/19

 496,774

 2,525,000

 4.48

 NR/NR

 Level 3 Financing, Inc.,  Bridge Loan, 6/15/15

 2,525,000

 1,018,557

 4.75

 B/B2

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 1,020,678

 1,861,200

 2.66

 BBB-/Baa3

 tw telecom holdings, inc., Term Loan B Loan, 4/17/20

 1,861,200

 1,636,644

 3.25

 BB/Ba3

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 1,624,076

 789,485

 3.50

 BB+/Ba2

 Windstream Corp., Tranche B-4 Term Loan, 1/8/20

 787,840

 992,699

 3.50

 BB+/Ba2

 Windstream Corp., Tranche B-5 Term Loan, 8/8/19

 991,769

 $

 12,084,022

 Wireless Telecommunication Services - 1.0%

 925,781

 3.25

 NR/NR

 Cellular South, Inc., Term Loan B, 5/23/20

 $

 924,045

 3,119,070

 3.25

 BBB-/Ba2

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 3,102,638

 1,683,000

 4.00

 B/B1

 LTS Buyer LLC, Term B Loan (First Lien), 4/13/20

 1,679,308

 1,100,385

 4.50

 B+/Ba3

 Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20

 1,104,941

 951,683

 4.50

 B+/Ba3

 Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20

 955,624

 1,175,787

 4.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 1,175,604

 2,204,282

 4.00

 BB-/B1

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 2,202,905

 $

 11,145,065

 Total Telecommunication Services

 $

 23,229,087

 Utilities - 2.4%

 Electric Utilities - 0.9%

 1,874,935

 4.75

 B+/Ba3

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,896,028

 2,623,500

 3.00

 BB/Ba3

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 2,575,949

 1,981,667

 4.25

 BB-/Ba3

 Star West Generation LLC, Term B Advance, 3/13/20

 1,988,686

 679,080

 3.75

 BB+/Baa3

 Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16

 682,794

 $

 7,143,457

 Water Utilities - 0.2%

 1,741,250

 4.75

 B+/NR

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 1,742,338

 Independent Power Producers & Energy Traders - 1.3%

 1,402,875

 4.00

 BB/Ba3

 Calpine Corp., Term Loan (3/11), 4/1/18

 $

 1,407,960

 541,052

 4.00

 BB/Ba3

 Calpine Corp., Term Loan, 9/27/19

 542,472

 1,218,462

 4.00

 BB-/B1

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 1,219,604

 2,064,529

 2.75

 BB+/Baa3

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 2,047,594

 3,485,732

 3.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,490,089

 1,811,745

 3.50

 BB+/Ba2

 Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20

 1,810,612

 $

 10,518,331

 Total Utilities

 $

 19,404,126

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $740,040,504)

 $

 739,634,466

 PREFERRED STOCKS - 0.4%

 Banks - 0.1%

 Diversified Banks - 0.1%

 28,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 765,240

 Total Banks

 $

 765,240

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 70,450

 7.88

 BB+/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 1,908,490

 40,000

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 1,087,200

 $

 2,995,690

 Total Diversified Financials

 $

 2,995,690

 TOTAL PREFERRED STOCKS

 (Cost $3,813,830)

 $

 3,760,930

 CONVERTIBLE PREFERRED STOCKS - 0.0%†

 Capital Goods - 0.0%†

 Industrial Machinery - 0.0%†

 1,000

 NR/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 131,150

 Total Capital Goods

 $

 131,150

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $100,000)

 $

 131,150

 Shares

 COMMON STOCKS - 0.2%

 Consumer Services - 0.1%

 Education Services - 0.1%

 26,266

 Cengage Learning Holdings II LP

 $

 920,952

 Total Consumer Services

 $

 920,952

 Real Estate - 0.1%

 Real Estate Development - 0.1%

 107,296

 Newhall Land Development LLC *

 $

 481,920

 Total Real Estate

 $

 481,920

 TOTAL COMMON STOCKS

 (Cost $1,090,152)

 $

 1,402,872

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.2%

 Transportation - 0.0%†

 Marine Ports & Services - 0.0%†

 383,370

 A/NR

 Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)

 $

 383,559

 Total Transportation

 $

 383,559

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 104,249

 BB/NR

 Westgate Resorts 2012-2 LLC, 9.0%, 1/21/25 (144A)

 $

 107,838

 Total Consumer Services

 $

 107,838

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 48,885

 0.42

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 $

 46,262

 168,728

 0.78

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 168,235

 141,344

 0.44

 AA+/Aa1

 Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36

 139,945

 70,597

 0.54

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 69,705

 $

 424,147

 Total Banks

 $

 424,147

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 272,405

 0.58

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 196,132

 272,405

 0.54

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 196,132

 $

 392,264

 Total Diversified Financials

 $

 392,264

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,250,466)

 $

 1,307,808

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%

 Banks - 0.4%

 Thrifts & Mortgage Finance - 0.4%

 250,000

 0.95

 AA+/Aaa

 ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)

 $

 244,736

 500,000

 1.23

 AAA/NR

 ACIS CLO 2014-4, Ltd., Floating Rate Note, 5/1/26

 498,442

 103,573

 2.33

 BB/B2

 American Home Mortgage Investment Trust 2005-1 REMICS, Floating Rate Note, 6/25/45

 103,355

 213,348

 2.33

 AA+/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 214,988

 1,000,000

 3.11

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 1,006,725

 500,000

 1.67

 AA+/Aaa

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 490,318

 300,000

 4.40

 BBB/Baa3

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 304,202

 105,727

 0.76

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 104,066

 290,058

 0.62

 AA/Baa3

 Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35

 269,592

 $

 3,236,424

 Total Banks

 $

 3,236,424

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 300,000

 1.02

 AA+/Aaa

 Stanfield Bristol CLO, Ltd., Floating Rate Note, 10/15/19 (144A)

 $

 296,926

 525,146

 4.15

 NR/A2

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 472,631

 $

 769,557

 Total Diversified Financials

 $

 769,557

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $3,925,443)

 $

 4,005,981

 CORPORATE BONDS - 6.6%

 Energy - 0.9%

 Oil & Gas Drilling - 0.0%†

 100,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 103,000

 Oil & Gas Equipment & Services - 0.1%

 500,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 $

 526,250

 Oil & Gas Exploration & Production - 0.3%

 2,000,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 2,090,000

 500,000

 B/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17

 521,250

 $

 2,611,250

 Oil & Gas Storage & Transportation - 0.5%

 1,360,000

 BB/Ba3

 Gibson Energy, Inc., 6.75%, 7/15/21 (144A)

 $

 1,462,000

 1,405,000

 BB+/Ba1

 NuStar Logistics LP, 6.75%, 2/1/21

 1,566,575

 1,185,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 1,226,475

 $

 4,255,050

 Total Energy

 $

 7,495,550

 Materials - 0.5%

 Specialty Chemicals - 0.1%

 900,000

 B-/B3

 INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)

 $

 909,000

 Construction Materials - 0.1%

 350,000

 B+/NR

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 356,125

 650,000

 5.23

 B+/NR

 Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)

 669,500

 $

 1,025,625

 Paper Packaging - 0.2%

 500,000

 BB+/Ba3

 Graphic Packaging International, Inc., 7.875%, 10/1/18

 $

 523,125

 732,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 748,470

 $

 1,271,595

 Paper Products - 0.1%

 795,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 755,250

 Total Materials

 $

 3,961,470

 Capital Goods - 0.3%

 Building Products - 0.1%

 1,025,000

 5.75

 BBB+/Baa2

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 $

 1,110,203

 Electrical Components & Equipment - 0.0%†

 250,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 253,750

 Industrial Conglomerates - 0.1%

 500,000

 B-/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 450,000

 Trading Companies & Distributors - 0.1%

 570,000

 B+/B1

 Avis Budget Car Rental LLC, 5.5%, 4/1/23

 $

 570,000

 Total Capital Goods

 $

 2,383,953

 Transportation - 0.2%

 Airlines - 0.2%

 1,500,000

 BB-/B1

 Air Canada, 6.75%, 10/1/19 (144A)

 $

 1,605,000

 Total Transportation

 $

 1,605,000

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 1,600,000

 BB+/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 1,668,000

 Total Automobiles & Components

 $

 1,668,000

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 480,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 492,000

 1,415,000

 BB/Ba1

 DR Horton, Inc., 5.75%, 8/15/23

 1,492,825

 1,500,000

 BB-/Ba3

 Lennar Corp., 4.5%, 6/15/19

 1,500,000

 $

 3,484,825

 Total Consumer Durables & Apparel

 $

 3,484,825

 Media - 0.1%

 Advertising - 0.1%

 770,000

 B-/B3

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 800,800

 Broadcasting - 0.0%†

 EURO

 150,000

 B+/B1

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

 $

 238,492

 210,000

 0.77

 A-/A3

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)

 211,065

 $

 449,557

 Total Media

 $

 1,250,357

 Retailing - 0.1%

 Specialty Stores - 0.1%

 660,000

 BB-/Ba3

 Outerwall, Inc., 6.0%, 3/15/19

 $

 674,850

 Total Retailing

 $

 674,850

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 498,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 $

 532,860

 Total Food, Beverage & Tobacco

 $

 532,860

 Health Care Equipment & Services - 0.3%

 Health Care Equipment - 0.1%

 713,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 782,518

 Health Care Facilities - 0.1%

 685,000

 B-/B3

 CHS, Inc., 8.0%, 11/15/19

 $

 734,800

 Health Care Technology - 0.1%

 1,000,000

 B/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 1,042,500

 Total Health Care Equipment & Services

 $

 2,559,818

 Banks - 0.1%

 Regional Banks - 0.1%

 560,000

 4.45

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 559,020

 Total Banks

 $

 559,020

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0%†

 500,000

 1.05

 A-/Baa2

 Bank of America Corp., Floating Rate Note, 3/22/16

 $

 503,674

 Specialized Finance - 0.1%

 615,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 608,850

 Total Diversified Financials

 $

 1,112,524

 Insurance - 1.6%

 Property & Casualty Insurance - 0.0%†

 250,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 271,940

 Reinsurance - 1.6%

 400,000

 4.03

 NR/NR

 Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)

 $

 394,400

 500,000

 3.42

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 514,450

 250,000

 8.10

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 257,125

 500,000

 0.02

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 504,050

 250,000

 2.53

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 249,475

 750,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 754,200

 250,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 257,925

 250,000

 4.73

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 251,950

 250,000

 10.28

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,175

 250,000

 9.03

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 250,800

 250,000

 9.03

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 264,925

 250,000

 6.65

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 249,850

 250,000

 4.02

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 250,800

 650,000

 4.77

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 650,780

 350,000

 4.03

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 352,835

 250,000

 9.02

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 254,350

 250,000

 8.22

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 258,500

 750,000

 8.53

 B+/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 791,325

 500,000

 7.28

 BB-/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 515,150

 550,000

 7.52

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 554,455

 250,000

 10.58

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 254,475

 600,000

 8.62

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 616,620

 500,000

 8.78

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 520,200

 500,000

 9.03

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 516,400

 750,000

 4.53

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 765,225

 350,000

 10.03

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 382,410

 250,000

 9.28

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 260,325

 500,000

 3.52

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 498,200

 500,000

 3.94

 NR/NR

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 497,050

 250,000

 11.27

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 258,600

 250,000

 8.52

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 257,600

 300,000

 2.73

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 304,770

 $

 12,960,395

 Total Insurance

 $

 13,232,335

 Real Estate - 0.1%

 Specialized REIT's - 0.1%

 500,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 525,000

 Total Real Estate

 $

 525,000

 Software & Services - 0.3%

 Internet Software & Services - 0.1%

 795,000

 BB+/Baa3

 VeriSign, Inc., 4.625%, 5/1/23

 $

 775,125

 Data Processing & Outsourced Services - 0.0%†

 250,000

 BB-/B1

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 273,125

 Application Software - 0.2%

 1,300,000

 BB/B2

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 1,371,500

 Total Software & Services

 $

 2,419,750

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.3%

 2,755,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 2,782,550

 Total Technology Hardware & Equipment

 $

 2,782,550

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.6%

 405,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 439,425

 750,000

 BB-/Ba3

 MasTec, Inc., 4.875%, 3/15/23

 735,938

 805,000

 1.76

 BBB+/Baa1

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 826,279

 600,000

 BB-/Ba3

 Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)

 606,000

 1,320,000

 B/B1

 Windstream Corp., 7.75%, 10/1/21

 1,423,950

 1,000,000

 B/B1

 Windstream Corp., 8.125%, 9/1/18

 1,042,500

 $

 5,074,092

 Wireless Telecommunication Services - 0.1%

 550,000

 0.61

 A-/Baa1

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 $

 551,318

 Total Telecommunication Services

 $

 5,625,410

 Utilities - 0.3%

 Gas Utilities - 0.0%†

 250,000

 B+/B2

 Ferrellgas LP, 6.5%, 5/1/21

 $

 258,125

 Independent Power Producers & Energy Traders - 0.3%

 1,600,000

 BB-/B1

 NRG Energy, Inc., 6.25%, 7/15/22 (144A)

 $

 1,648,000

 375,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 389,062

 $

 2,037,062

 Total Utilities

 $

 2,295,187

 TOTAL CORPORATE BONDS

 (Cost $53,083,851)

 $

 54,168,459

 MUNICIPAL BONDS - 0.1%

 Municipal General - 0.1%

 500,000

 AA/A2

 JobsOhio Beverage System, 0.872%, 1/1/15

 $

 501,125

 TOTAL MUNICIPAL BONDS

 (Cost $500,000)

 $

 501,125

 TOTAL INVESTMENT IN SECURITIES - 97.8%

 (Cost $803,804,246) (a)

 $

 804,912,791

 OTHER ASSETS & LIABILITIES - 2.2%

 $

 18,336,474

 TOTAL NET ASSETS - 100.0%

 $

 823,249,265

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2014, the value of these securities amounted to $32,062,537 or 3.9% of total net assets.

 (a)

 At July 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $804,397,039 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 5,210,464

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,694,712)

 Net unrealized appreciation

 $

 515,752

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
3,760,930

$
-

$
-

$
3,760,930

 Convertible Preferred Stocks

131,150

-

-

131,150

 Common Stocks

-

1,402,872

-

1,402,872

 Asset Backed Securities

-

1,307,808

-

1,307,808

 Collateralized Mortgage Obligations

-

4,005,981

-

4,005,981

 Corporate Bonds

-

54,168,459

-

54,168,459

 Municipal Bonds

-

501,125

-

501,125

 Senior Floating Rate Loan Interests

-

739,634,466

-

739,634,466

 Total

$
3,892,080

$
801,020,711

$
-

$
804,912,791

 Other Financial Instruments

 Forward Foreign Currency Contracts

$
-

$
1,697

$
-

$
1,697

 Total

$
-

$
1,697

$
-

$
1,697

 During the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date September 29, 2014 * Print the name and title of each signing officer under his or her signature.